Material accounting policies - Schedule of estimated useful lives for the current and comparative periods (Details)	12 Months Ended
Dec. 31, 2024
Software [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful life	5 years
Software [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful life	10 years
Patent [Member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful life	8 years